EXHIBIT 99.1

CIT Equipment Collateral 2008-VT1
Monthly Servicing Report

				Determination Date:		10/16/08
				Collection Period:	09/01/08	09/30/08
				Record Date:		10/17/08
				Payment Date:		10/20/08
I. AVAILABLE FUNDS

A. Collections

a.		Scheduled Payments Received				$20,191,726.27
b.		Liquidation Proceeds Allocated to Owner Trust				320,396.50
c.		Prepayments on Contracts				560,463.48
d.		Payments on Purchased Contracts				0.00
e.		Proceeds of Clean-up Call				0.00
f.		Investment Earnings on Collection Account				46,417.63

			Total Collections			$21,119,003.88

B. Determination of Available Funds

a.		Total Collections				$21,119,003.88
b.		Servicer Advances				1,486,105.88
c.		Recoveries of prior Servicer Advances				(1,746,084.52)
d.		Withdrawal from Reserve Account				715,636.54
e.		Net Swap Receipt				0.00

			Total Available Funds =			$21,574,661.78

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

	1.	Servicing Fee				326,248.34

	2.	Net Swap Payment				1,853.89

	3.	Class A-1 Note Interest Distribution		255,321.53
		Class A-1 Note Principal Distribution		16,980,277.49
		Aggregate Class A-1 distribution				17,235,599.02

	4.	Class A-2A Note Interest Distribution		416,500.00
		Class A-2A Note Principal Distribution		0.00
		Aggregate Class A-2 distribution				416,500.00

	5.	Class A-2B Note Interest Distribution		189,631.94
		Class A-2B Note Principal Distribution		0.00
		Aggregate Class A-2B distribution				189,631.94

	6.	Class A-3 Note Interest Distribution		1,093,033.88
		Class A-3 Note Principal Distribution		0.00
		Aggregate Class A-4 distribution				1,093,033.88

	7.	Class B Note Interest Distribution		86,370.99
		Class B Note Principal Distribution		578,657.50
		Aggregate Class B distribution				665,028.49

	8.	Class C Note Interest Distribution		132,456.83
		Class C Note Principal Distribution		825,298.40
		Aggregate Class C distribution				957,755.23

	9.	Class D Note Interest Distribution		100,867.29
		Class D Note Principal Distribution		588,143.70
		Aggregate Class D distribution				689,010.99

	10.	Deposit to the Reserve Account				0.00

	11.	Trustee Expenses				0.00

	12.	Any additional payments to swap counterparty				0.00

	13.	Remainder to the holder of the equity certificate				0.00

			Collection Account Distributions =			21,574,661.78

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT			Collection Account Distributions =			0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2A	Class A-2B	Class A-3
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	255,321.53	416,500.00	189,631.94	1,093,033.88
2.	Interest Paid	255,321.53	416,500.00	189,631.94	1,093,033.88
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	16,980,277.49	0.00	0.00	0.00

5.	Total Distribution Amount	17,235,599.02	416,500.00	189,631.94	1,093,033.88
	((2) plus (4))

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	86,370.99	132,456.83	100,867.29	2,274,182.46
2.	Interest Paid	86,370.99	132,456.83	100,867.29	2,274,182.46
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	578,657.50	825,298.40	588,143.70	18,972,377.09

5.	Total Distribution Amount	665,028.49	957,755.23	689,010.99	21,246,559.55
	((2) plus (4))

IV. Information Regarding the Securities

A Summary of Balance Information

		Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
	Class	Coupon	Oct-08	Oct-08	Sep-08	Sep-08
		Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.	Class A-1 Notes	2.82620%	99,172,344.35	0.50341	116,152,621.84	0.58961
b.	Class A-2A Notes	4.7600%	105,000,000.00	1.00000	105,000,000.00	1.00000
c.	Class A-2B Notes	5.1875%	47,000,000.00	1.00000	47,000,000.00	1.00000
d.	Class A-3 Notes	6.5900%	199,035,000.00	1.00000	199,035,000.00	1.00000
e.	Class B Notes	6.5100%	15,342,261.46	0.82150	15,920,918.96	0.85248
f.	Class C Notes	7.0000%	21,881,586.01	0.82150	22,706,884.41	0.85249
g.	Class D Notes	7.4800%	15,593,773.93	0.82150	16,181,917.63	0.85249

h.	Total Offered Notes		503,024,965.75		521,997,342.84

B Other Information

	Class	Scheduled Principal Balance Oct-08 Payment Date	Scheduled Principal Balance Sep-08 Payment Date

	Class A-1 Notes	100,425,047.22	116,794,364.42

	Class	Class Percentage	Target Principal Balance Oct-08 Payment Date	Class Floor Oct-08 Payment Date	Target Principal Amount Sep-08 Payment Date	Class Floor Sep-08 Payment Date

	Class A	89.50%	450,207,344.35		467,187,621.84
	Class B	3.05%	15,342,261.46	0.00	15,920,918.96	0.00
	Class C	4.35%	21,881,586.01	0.00	22,706,884.41	0.00
	Class D	3.10%	15,593,773.94	0.00	16,181,917.63	0.00

V. PRINCIPAL

A. MONTHLY PRINCIPAL AMOUNT

1.	Principal Balance of Notes and Equity Certificates			521,997,342.84
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)			503,024,965.75
	Total monthly principal amount			18,972,377.09

B. PRINCIPAL BREAKDOWN			No. of Accounts

1.	Scheduled Principal		39,821	17,024,798.56
2.	Prepaid Contracts		66	557,449.85
3.	Defaulted Contracts		106	1,390,128.68
4.	Contracts purchased by CIT Financial USA, Inc.		0	0.00
	Total Principal Breakdown		39,993	18,972,377.09

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS
			Original	Oct-08	Sep-08
			Pool	Payment Date	Payment Date
1.	a. Contract Pool Balance		612,329,039.33	503,024,965.75	521,997,342.84
	b. No of Contracts		40,723	39,821	39,993
	c. Pool Factor		1.0000	0.8215	0.8525
2.	Weighted Average Remaining Term		39.80	34.94	35.70
3.	Weighted Average Original Term (at closing)		44.60

B. DELINQUENCY INFORMATION
		% of Contracts	% of Aggregate Required Payoff Amount	No. Of Accounts	Aggregate Required Payoff Amounts

1.	Current	95.49%	95.83%	38,024	486,215,447.27
	31-60 days	2.12%	2.13%	845	10,784,491.77
	61-90 days	0.94%	0.94%	376	4,767,285.86
	91-120 days	0.59%	0.47%	235	2,376,721.19
	121-150 days	0.40%	0.30%	158	1,533,527.76
	151-180 days	0.46%	0.34%	183	1,715,232.35
	180+days (1)	0.00%	0.00%	0	0.00
	Total Delinquency	100.00%	100.00%	39,821	507,392,706.20
2.	Delinquent Scheduled Payments:
	Beginning of Collection Period			4,627,719.09
	End of Collection Period			4,367,740.45
	Change in Delinquent Scheduled Payments			(259,978.64)

(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION

1.	Aggregate Contract Balance on Defaulted Contracts			1,390,128.68
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			320,396.50
	Current period reported net losses			1,069,732.18
3.	Cumulative Reported Net Losses			1,371,571.49
4.	Cumulative Net Loss Ratio			0.2240%
5.	Cummlative Net Loss Trigger			0.7500%

VII. MISCELLANEOUS INFORMATION

A. SERVICER ADVANCE BALANCE
1.	Opening Servicer Advance Balance			4,627,719.09
2.	Current Period Servicer Advance			1,486,105.88
3.	Recoveries of prior Servicer Advances			(1,746,084.52)
4.	Ending Servicer Advance Balance			4,367,740.45
5.	Unreimbursed Servicer Advances			0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account			37,844,807.36

2.	Deposit from the Collection Account			0.00

3.	Withdrawals from the Reserve Account			(715,636.54)

4.	Investment Earnings			84,651.94

5.	Investment Earnings Distributions to the Depositor			(84,651.94)

6.	Remaining available amount			37,129,170.82

7.	Specified Reserve Account Balance			36,469,310.02

8.	Reserve Account Surplus/(Shortfall)			659,860.80

9.	Distribution of Reserve Account Surplus to the Depositor			(659,860.80)

10.	Ending Reserve Account Balance			36,469,310.02

11.	Reserve Account deficiency			0.00

12.	Reserve Account Floor			18,369,871.18

C. OTHER RELATED INFORMATION

1.	Discount Rate		6.6060%

2.	Life to Date Prepayment (CPR)		4.88%

3.	Life to Date Substitutions:

	a. Prepayments	0.00

	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A

5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A

6.	Any material breaches of pool assets representations or warranties or transaction covenants:

7.	Information regarding pool asset substitutions and repurchase:				0.00

8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
	used to originate, acquire, or select new pool assets:				N/A

D1. Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10.	Class B No Class A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2A Note Reallocated Principal Distribution;
16	Class A-2B Note Reallocated Principal Distribution;
17	Class A-3 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2. Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10	Class A-3 Note Principal Distribution;
11	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E. DELINQUENCY, NET LOSSES AND CPR HISTORY

Collection Periods	% of Aggregate Required Payoff Amounts 31-60 Days Past Due	% of Aggregate Required Payoff Amounts 61-90 Days Past Due	% of Aggregate Required Payoff Amounts 91-120 Days Past Due	% of Aggregate Required Payoff Amounts 121-150 Days Past Due	% of (2) Aggregate Required Payoff Amounts 151-180 Days Past Due

09/30/08	2.13%	0.94%	0.47%	0.30%	0.34%
08/31/08	2.28%	0.92%	0.43%	0.46%	0.13%
07/31/08	1.84%	1.05%	0.53%	0.15%	0.01%
06/30/08	1.78%	0.90%	0.19%	0.01%	0.01%
05/31/08	2.67%	0.43%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

09/30/08	0.175%	1,069,732.18	4.88%
08/31/08	0.038%	234,995.48	4.51%
07/31/08	0.010%	60,919.90	5.58%
06/30/08	0.001%	5,923.93	6.59%
05/31/08	0.000%	0.00	7.95%
04/30/08	0.000%	0.00	9.85%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

CIT Equipment Collateral 2008-VT1 Statistical Information by Business Units
				Cumulative Gross	Cumulative Net	Cum. Gross	Cum. Net
Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Losses ($)	Losses ($)	Losses %	Losses %	LTD CPR
09/30/08	Avaya Portfolio	$83,873,667.35	$84,323,133.22	$177,334.41	$176,714.66	0.18%	0.18%	3.78%
09/30/08	DFS Portfolio	213,813,793.40	216,080,804.40	454,142.47	0.00	0.16%	0.00%	6.00%
09/30/08	Other	205,337,505.00	206,988,768.58	1,234,393.17	1,194,856.83	0.52%	0.50%	4.13%

	Totals	503,024,965.75	507,392,706.20	1,865,870.05	1,371,571.49	0.305%	0.2240%	4.88%

						Delq 121-150	Delq 151-180
Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	%	%	Delq 180+ %
09/30/08	Avaya Portfolio	97.52%	1.68%	0.49%	0.23%	0.05%	0.02%	0.00%
09/30/08	DFS Portfolio	96.69%	1.54%	0.87%	0.33%	0.24%	0.34%	0.00%
09/30/08	Other	94.23%	2.92%	1.20%	0.71%	0.47%	0.47%	0.00%

	Totals	95.83%	2.13%	0.94%	0.47%	0.30%	0.34%	0.00%

			No.of		No. of		No. of Delq		No. of Delq		No. of Delq		No. of Delq		No. of Delq
Coll. Period	Portfolio Name	Delq. Current	Delq Current	Delq 31-60	Delq 31-60	Delq 61-90	61-90	Delq 91-120	91-120	Delq 121-150	121-150	Delq 151-180	151-180	Delq 180+	180+
09/30/08	Avaya Portfolio.	$82,235,609.76	2,932	$1,420,220.85	63	$410,828.18	20	$189,918.06	16	$45,693.05	4	$20,863.32	5	$0.00	0
09/30/08	DFS Portfolio	208,929,919.50	21,516	3,323,001.84	384	1,876,904.88	211	709,327.33	144	513,546.70	99	728,104.15	119	0.00	0
09/30/08	Other	195,049,918.01	13,576	6,041,269.08	398	2,479,552.80	145	1,477,475.80	75	974,288.01	55	966,264.88	59	0.00	0

	Totals	486,215,447.27	38,024	10,784,491.77	845	4,767,285.86	376	2,376,721.19	235	1,533,527.76	158	1,715,232.35	183	0.00	0